Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Aztlan Global Stock Selection DM SMID ETF
Shareholder Report [Line Items]
Fund Name	Aztlan Global Stock Selection DM SMID ETF
Class Name	Aztlan Global Stock Selection DM SMID ETF
Trading Symbol	AZTD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aztlan Global Stock Selection DM SMID ETF (the "Fund") for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.aztlanetfs.com/aztd/. You can also request this information by contacting us at (800) 886-4107 or by writing the Fund at Aztlan Global Stock Selection DM SMID ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 886-4107
Additional Information Website	www.aztlanetfs.com/aztd/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Aztlan Global Stock Selection DM SMID ETF	$39	0.75%
*	Cost paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[1]
Material Change Date	Aug. 01, 2025
Net Assets	$ 33,181,000
Holdings Count | Holdings	52
Advisory Fees Paid, Amount	$ 121,895
Investment Company, Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Size (Thousands)	$33,181
Number of Holdings	52
Total Advisory Fee Paid	$121,895
Portfolio Turnover Rate	118%

Holdings [Text Block]	Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Top Ten Holdings	(% of total net assets)
Lumentum Holdings Inc.	4.2
Sprott Inc.	2.9
OceanaGold Corporation	2.8
Orla Mining Ltd.	2.7
Enova International, Inc.	2.6
Shimizu Corporation	2.5
DEUTZ AG	2.5
Array Technologies, Inc.	2.4
Commercial Metals Company	2.4
flatexDEGIRO SE	2.4

Material Fund Change [Text Block]

How has the Fund Changed?

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator for each series of Tidal Trust I, including the Fund.

Aztlan North America Nearshoring Stock Selection ETF
Shareholder Report [Line Items]
Fund Name	Aztlan North America Nearshoring Stock Selection ETF
Class Name	Aztlan North America Nearshoring Stock Selection ETF
Trading Symbol	NRSH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aztlan North America Nearshoring Stock Selection ETF (the "Fund") for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.aztlanetfs.com/nrsh/. You can also request this information by contacting us at (800) 886-4107 or by writing the Fund at Aztlan North America Nearshoring Stock Selection ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 886-4107
Additional Information Website	www.aztlanetfs.com/nrsh/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Aztlan North America Nearshoring Stock Selection ETF	$41	0.75%
*	Cost paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.75%	[2]
Material Change Date	Aug. 01, 2025
Net Assets	$ 21,206,000
Holdings Count | Holdings	31
Advisory Fees Paid, Amount	$ 70,179
Investment Company, Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Size (Thousands)	$21,206
Number of Holdings	31
Total Advisory Fee Paid	$70,179
Portfolio Turnover Rate	185%

Holdings [Text Block]	Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Top Issuers	(% of total net assets)
Micron Technology, Inc.	5.4
Lam Research Corporation	4.5
Astronics Corporation	4.3
Mercury Systems, Inc.	4.0
C.H. Robinson Worldwide, Inc.	3.9
Primoris Services Corporation	3.7
BWX Technologies, Inc.	3.7
MYR Group Inc.	3.6
Sterling Infrastructure, Inc.	3.5
Centrus Energy Corp.	3.5

Material Fund Change [Text Block]

How has the Fund Changed?

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator for each series of Tidal Trust I, including the Fund.

[1]	Cost paid as a percentage of a $10,000 investment is an annualized figure.
[2]	Cost paid as a percentage of a $10,000 investment is an annualized figure.